Customers and other Accounts Receivable - Schedule of Breakdown of Accounts Receivable Based on Credit History (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	$ 89,263,870	$ 87,740,515
Domestic customers [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	46,792,824	48,520,478
Domestic customers [member] | Carrying amount [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	47,893,010	49,929,492
Domestic customers [member] | Current [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	44,898,986	47,662,317
Domestic customers [member] | 1 to 30 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	801,299	1,172,961
Domestic customers [member] | 31 to 60 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	302,817	133,538
Domestic customers [member] | 61 to 90 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	604,025	375,790
Domestic customers [member] | More than 90 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	1,285,883	584,886
Domestic customers [member] | Impaired (reserved) [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	(1,100,186)	(1,409,014)
Export customers [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	42,471,046	39,220,037
Export customers [member] | Carrying amount [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	42,653,869	39,541,475
Export customers [member] | Current [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	36,037,725	39,169,790
Export customers [member] | 1 to 30 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	5,895,862	34,839
Export customers [member] | 31 to 60 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	11,120	3,313
Export customers [member] | 61 to 90 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	31,182	26,444
Export customers [member] | More than 90 days [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	677,980	307,089
Export customers [member] | Impaired (reserved) [member]
Trade and Other Receivables [Line Items]
Breakdown of accounts receivable	$ (182,823)	$ (321,438)